Condensed Consolidating Guarantor Financial Information - Condensed Cash Flow Statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating Activities:
Net cash provided by operating activities	$ 1,365	$ 1,446	$ 1,307
Investing Activities:
Capital expenditures for property and equipment	(317)	(310)	(268)
Acquisitions, net of cash acquired	0	(1,402)	0
Issuance of intercompany receivables	0
Payments received on intercompany receivables	0
Proceeds from asset dispositions	11	2,205	44
Contract acquisition costs	(55)	(37)	(65)
Software capitalization costs	(81)	(62)	(69)
Other	(36)	20	48
Net cash provided by (used in) investing activities	(478)	414	(310)
Financing Activities:
Borrowings	4,715	48	350
Repayment of debt	(4,359)	(1,624)	(1,424)
Debt issuance costs	(76)	0	(9)
Intercompany borrowings	0
Repayment of intercompany borrowings	0
Capital contribution	0	0	13
Intercompany transfers	0	0	0
Dividends paid	(277)	(138)	0
Intercompany dividends	0	0	0
Distributions to noncontrolling interests	(32)	(8)	(5)
Tax withholdings on share-based compensation	(15)	(31)	0
Net cash used in financing activities	(44)	(1,753)	(1,075)
Effect of exchange rate changes on cash, restricted cash and cash equivalents	(15)	(19)	(14)
Net increase (decrease) in cash, restricted cash and cash equivalents	828	88	(92)
Cash, restricted cash and cash equivalents from continuing operations, beginning of period	633	628	706
Cash, restricted cash and cash equivalents from discontinued operations, beginning of period	223	140	154
Cash, restricted cash and cash equivalents, beginning of period	856	768	860
Cash, restricted cash and cash equivalents from continuing operations, end of period	1,183	633	628
Cash, restricted cash and cash equivalents from discontinued operations, end of period	501	223	140
Cash, restricted cash and cash equivalents, end of period	1,684	856	768
Eliminations [member]
Operating Activities:
Net cash provided by operating activities	(605)	(436)	(300)
Investing Activities:
Capital expenditures for property and equipment	0	0	0
Acquisitions, net of cash acquired		0
Issuance of intercompany receivables	234
Payments received on intercompany receivables	(192)
Proceeds from asset dispositions	0	0	0
Contract acquisition costs	0	0	0
Software capitalization costs	0	0	0
Other	0	0	0
Net cash provided by (used in) investing activities	42	0	0
Financing Activities:
Borrowings	0	0	0
Repayment of debt	0	0	0
Debt issuance costs	0		0
Intercompany borrowings	(234)
Repayment of intercompany borrowings	192
Capital contribution			(9)
Intercompany transfers	0	0	0
Dividends paid	0	0
Intercompany dividends	605	436	309
Distributions to noncontrolling interests	0	0	0
Tax withholdings on share-based compensation	0	0
Net cash used in financing activities	563	436	300
Effect of exchange rate changes on cash, restricted cash and cash equivalents	0	0	0
Net increase (decrease) in cash, restricted cash and cash equivalents	0	0	0
Cash, restricted cash and cash equivalents from continuing operations, beginning of period	0	0	0
Cash, restricted cash and cash equivalents from discontinued operations, beginning of period	0	0	0
Cash, restricted cash and cash equivalents, beginning of period	0	0	0
Cash, restricted cash and cash equivalents from continuing operations, end of period	0	0	0
Cash, restricted cash and cash equivalents from discontinued operations, end of period	0	0	0
Cash, restricted cash and cash equivalents, end of period	0	0	0
Parent [member]
Operating Activities:
Net cash provided by operating activities	0	0	0
Investing Activities:
Capital expenditures for property and equipment	0	0	0
Acquisitions, net of cash acquired		0
Issuance of intercompany receivables	0
Payments received on intercompany receivables	0
Proceeds from asset dispositions	0	0	0
Contract acquisition costs	0	0	0
Software capitalization costs	0	0	0
Other	0	0	0
Net cash provided by (used in) investing activities	0	0	0
Financing Activities:
Borrowings	0	0	0
Repayment of debt	0	0	0
Debt issuance costs	0		0
Intercompany borrowings	0
Repayment of intercompany borrowings	0
Capital contribution			0
Intercompany transfers	277	138	0
Dividends paid	(277)	(138)
Intercompany dividends	0	0	0
Distributions to noncontrolling interests	0	0	0
Tax withholdings on share-based compensation	0	0
Net cash used in financing activities	0	0	0
Effect of exchange rate changes on cash, restricted cash and cash equivalents	0	0	0
Net increase (decrease) in cash, restricted cash and cash equivalents	0	0	0
Cash, restricted cash and cash equivalents from continuing operations, beginning of period	0	0	0
Cash, restricted cash and cash equivalents from discontinued operations, beginning of period	0	0	0
Cash, restricted cash and cash equivalents, beginning of period	0	0	0
Cash, restricted cash and cash equivalents from continuing operations, end of period	0	0	0
Cash, restricted cash and cash equivalents from discontinued operations, end of period	0	0	0
Cash, restricted cash and cash equivalents, end of period	0	0	0
HWF Issuers [Member]
Operating Activities:
Net cash provided by operating activities	(37)	184	0
Investing Activities:
Capital expenditures for property and equipment	0	0	0
Acquisitions, net of cash acquired		0
Issuance of intercompany receivables	0
Payments received on intercompany receivables	0
Proceeds from asset dispositions	0	0	0
Contract acquisition costs	0	0	0
Software capitalization costs	0	0	0
Other	(6)	0	0
Net cash provided by (used in) investing activities	(6)	0	0
Financing Activities:
Borrowings	0	0	0
Repayment of debt	(266)	(775)	(1,000)
Debt issuance costs	(17)		(6)
Intercompany borrowings	0
Repayment of intercompany borrowings	0
Capital contribution			0
Intercompany transfers	326	591	1,006
Dividends paid	0	0
Intercompany dividends	0	0	0
Distributions to noncontrolling interests	0	0	0
Tax withholdings on share-based compensation	0	0
Net cash used in financing activities	43	(184)	0
Effect of exchange rate changes on cash, restricted cash and cash equivalents	0	0	0
Net increase (decrease) in cash, restricted cash and cash equivalents	0	0	0
Cash, restricted cash and cash equivalents from continuing operations, beginning of period	0	0	0
Cash, restricted cash and cash equivalents from discontinued operations, beginning of period	0	0	0
Cash, restricted cash and cash equivalents, beginning of period	0	0	0
Cash, restricted cash and cash equivalents from continuing operations, end of period	0	0	0
Cash, restricted cash and cash equivalents from discontinued operations, end of period	0	0	0
Cash, restricted cash and cash equivalents, end of period	0	0	0
HOC [Member]
Investing Activities:
Capital expenditures for property and equipment	0
Issuance of intercompany receivables	0
Payments received on intercompany receivables	0
Proceeds from asset dispositions	0
Contract acquisition costs	0
Software capitalization costs	0
Other	0
Net cash provided by (used in) investing activities	0
Financing Activities:
Borrowings	1,000
Repayment of debt	0
Debt issuance costs	(20)
Intercompany borrowings	0
Repayment of intercompany borrowings	0
Intercompany transfers	(890)
Dividends paid	0
Intercompany dividends	0
Distributions to noncontrolling interests	0
Tax withholdings on share-based compensation	0
Net cash used in financing activities	90
Effect of exchange rate changes on cash, restricted cash and cash equivalents	0
Net increase (decrease) in cash, restricted cash and cash equivalents	90
Cash, restricted cash and cash equivalents from continuing operations, beginning of period	0
Cash, restricted cash and cash equivalents from discontinued operations, beginning of period	0
Cash, restricted cash and cash equivalents, beginning of period	0
Cash, restricted cash and cash equivalents from continuing operations, end of period	90	0
Cash, restricted cash and cash equivalents from discontinued operations, end of period	0	0
Cash, restricted cash and cash equivalents, end of period	90	0
Guarantor Subsidiaries [member]
Operating Activities:
Net cash provided by operating activities	912	975	1,085
Investing Activities:
Capital expenditures for property and equipment	(9)	(11)	(5)
Acquisitions, net of cash acquired		0
Issuance of intercompany receivables	(192)
Payments received on intercompany receivables	192
Proceeds from asset dispositions	0	0	4
Contract acquisition costs	(46)	(23)	(19)
Software capitalization costs	(73)	(57)	(64)
Other	(35)	13	11
Net cash provided by (used in) investing activities	(163)	(78)	(73)
Financing Activities:
Borrowings	0	0	0
Repayment of debt	0	0	0
Debt issuance costs	0		0
Intercompany borrowings	42
Repayment of intercompany borrowings	0
Capital contribution			0
Intercompany transfers	(854)	(693)	(1,094)
Dividends paid	0	0
Intercompany dividends	0	(184)	0
Distributions to noncontrolling interests	0	0	0
Tax withholdings on share-based compensation	(15)	(31)
Net cash used in financing activities	(827)	(908)	(1,094)
Effect of exchange rate changes on cash, restricted cash and cash equivalents	0	0	0
Net increase (decrease) in cash, restricted cash and cash equivalents	(78)	(11)	(82)
Cash, restricted cash and cash equivalents from continuing operations, beginning of period	109	119	201
Cash, restricted cash and cash equivalents from discontinued operations, beginning of period	0	1	1
Cash, restricted cash and cash equivalents, beginning of period	109	120	202
Cash, restricted cash and cash equivalents from continuing operations, end of period	31	109	119
Cash, restricted cash and cash equivalents from discontinued operations, end of period	0	0	1
Cash, restricted cash and cash equivalents, end of period	31	109	120
Non-Guarantor Subsidiaries [member]
Operating Activities:
Net cash provided by operating activities	1,095	723	522
Investing Activities:
Capital expenditures for property and equipment	(308)	(299)	(263)
Acquisitions, net of cash acquired		(1,402)
Issuance of intercompany receivables	(42)
Payments received on intercompany receivables	0
Proceeds from asset dispositions	11	2,205	40
Contract acquisition costs	(9)	(14)	(46)
Software capitalization costs	(8)	(5)	(5)
Other	5	7	37
Net cash provided by (used in) investing activities	(351)	492	(237)
Financing Activities:
Borrowings	3,715	48	350
Repayment of debt	(4,093)	(849)	(424)
Debt issuance costs	(39)		(3)
Intercompany borrowings	192
Repayment of intercompany borrowings	(192)
Capital contribution			22
Intercompany transfers	1,141	(36)	88
Dividends paid	0	0
Intercompany dividends	(605)	(252)	(309)
Distributions to noncontrolling interests	(32)	(8)	(5)
Tax withholdings on share-based compensation	0	0
Net cash used in financing activities	87	(1,097)	(281)
Effect of exchange rate changes on cash, restricted cash and cash equivalents	(15)	(19)	(14)
Net increase (decrease) in cash, restricted cash and cash equivalents	816	99	(10)
Cash, restricted cash and cash equivalents from continuing operations, beginning of period	524	509	505
Cash, restricted cash and cash equivalents from discontinued operations, beginning of period	223	139	153
Cash, restricted cash and cash equivalents, beginning of period	747	648	658
Cash, restricted cash and cash equivalents from continuing operations, end of period	1,062	524	509
Cash, restricted cash and cash equivalents from discontinued operations, end of period	501	223	139
Cash, restricted cash and cash equivalents, end of period	$ 1,563	$ 747	$ 648